Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000116044 [Member]
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth Fund
Class Name	Class A
Trading Symbol	AFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 472-2140
Additional Information Website	https://mf.bahl-gaynor.com/#fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class A/AFNAX)	$44	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,844,270,204
Holdings Count | Holding	46
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,844,270,204
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000116045 [Member]
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth Fund
Class Name	Class C
Trading Symbol	AFYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 472-2140
Additional Information Website	https://mf.bahl-gaynor.com/#fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class C/AFYCX)	$83	1.60%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%	[2]
Net Assets	$ 1,844,270,204
Holdings Count | Holding	46
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,844,270,204
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000116046 [Member]
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth Fund
Class Name	Class I
Trading Symbol	AFNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 472-2140
Additional Information Website	https://mf.bahl-gaynor.com/#fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class I/AFNIX)	$31	0.60%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[3]
Net Assets	$ 1,844,270,204
Holdings Count | Holding	46
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,844,270,204
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.